BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of Short-term Borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Short-term borrowings	8,517,391,989	7,556,938,793
Long-term borrowings—current portion	529,857,922	681,591,988
Total short-term borrowings	9,047,249,911	8,238,530,781

Schedule of Type of Short-term Borrowings

Details of the Group’s short-term borrowings as of December 31, 2020 are:

Type of loan	As of December 31, 2020	Guarantee/Collateral
Credit loan	1,461,532,078		a)
Letter of credit loan	2,127,864,996		a)
	936,088,260	Guaranteed by JinkoSolar Holding	b)
	210,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
Guaranteed by	9,591,603	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
subsidiaries of	50,000,000	Guaranteed by JinkoSolar Holding and shareholders of the Group	b)
the Group and/or	159,631,579	Guaranteed by Jiangxi Jinko	b)
collateralized on	769,089,963	Guaranteed by Zhejiang Jinko	b)
the Group’s assets	100,000,000	Guaranteed by Zhejiang Jinko and shareholders of the Group	b)
	365,557,216	Guaranteed by Zhejiang Jinko and Jiangxi Heji Investment Co., Ltd.	b)
	150,000,000	Guaranteed by shareholders of the Group	b)
	491,348,271	Financings associated with failed sale-leaseback transactions	c)
	1,407,826,815	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	8,238,530,781
a)	As of December 31, 2020, the Group had short-term bank borrowings of RMB1,461,532,078 credit loans and RMB2,127,864,996 letter of credit loan. The remaining short-term bank borrowings of RMB4,649,133,707 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB936,088,260 guaranteed by JinkoSolar Holding, RMB210,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB9,591,603 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB50,000,000 guaranteed by Jinkosolar Holding and shareholders of the Group, RMB159,631,579 guaranteed by Jiangxi Jinko, RMB769,089,963 guaranteed by Zhejiang Jinko, RMB100,000,000 guaranteed by Zhejiang Jinko and shareholders of the Group, RMB365,557,216 guaranteed by Zhejiang Jinko and Jiangxi Heji Investment Co., Ltd., RMB150,000,000 guaranteed by shareholders of the Group, respectively.
c)	As of December 31, 2020, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB416,100,652 under long-term borrowings, and RMB491,348,271 as current portion (Note 21).
d)	Borrowings of RMB75,000,000 collateralized on the bank deposits of Zhejiang Jinko, RMB115,583,169 collateralized on the account receivables of the Group, RMB60,000,000 collateralized on the Group's certain inventory, RMB230,811,400 collateralized on the account receivables and inventories of JinkoSolar Japan, and RMB926,432,246 collateralized on the Group’s certain building and equipment, including RMB408,820,000 which were also collateralized on the Group’s certain land use rights, RMB35,000,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB400,748,411 guaranteed by Jinkosolar Holding, RMB347,161,107 guaranteed by Jiangxi Jinko, RMB35,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB220,000,000 guaranteed by Zhejiang Jinko and shareholder of the Group, RMB250,000,000 guaranteed by shareholders of the Group.

Schedule of Long-term Borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Long-term bank borrowings	1,390,440,838	938,717,151
Long-term financings associated with failed sale-leaseback transactions	725,604,249	907,448,923
Other long-term borrowings	—	6,136,961,743
Less: Current portion of long-term borrowings	(241,775,211)	(190,243,717)
Less: Current portion of financings associated with failed sale-leaseback transactions	(288,082,711)	(491,348,271)
Total long-term borrowings	1,586,187,165	7,301,535,829

Schedule of Long-term Future Principal Repayments

Year ending December 31,	RMB
Year ended December 31
2021	681,591,988
2022	417,713,309
2023	85,121,622
2024	2,026,179,912
2025	2,001,306,822
Thereafter	2,771,214,164
Total	7,983,127,817